UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This  Amendment  (Check  only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              April 19, 2013
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           64

Form 13F Information Table Value Total:                     $158,976
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    52820        5615      Y         X
AT&T                                       common stock   00206R102     1586          58      Y         X
American Electric Power                    common stock   025537101      628          31      Y         X
American Express Company                   common stock   025816109      500          34      Y         X
Apache Corporation                         common stock   037411105       23           2      Y         X
Apple, Inc.                                common stock   037833100    10625        4703      Y         X
Avon Products                              common stock   054303102   124418        2579      Y         X
BP PLC ADR                                 common stock   055622104   118678        5026      Y         X
Becton Dickinson & Company                 common stock   075887109    63181        6041      Y         X
Berkshire Hathaway Class B                 common stock   084670702    52252        5445      Y         X
Boeing Company                             common stock   097023105    68157        5851      Y         X
Bristol-Myers Squibb Company               common stock   110122108   184300        7591      Y         X
CVS Caremark Corporation                   common stock   126650100   138491        7616      Y         X
Caterpillar, Inc.                          common stock   149123101    79757        6936      Y         X
Celgene Corporation                        common stock   151020104      100          12      Y         X
Chevron Corporation                        common stock   166764100     1175         140      Y         X
Cisco Systems, Inc.                        common stock   17275R102   275528        5757      Y         X
Cliffs Natural Resources, Inc.             common stock   18683K101   112372        2136      Y         X
Coca Cola Company                          common stock   191216100     2104          85      Y         X
Colgate Palmolive                          common stock   194162103      600          71      Y         X
ConocoPhillips                             common stock   20825C104      622          37      Y         X
Devon Energy Corporation                   common stock   25179M103   100889        5692      Y         X
Direxion Daily ETF                         common stock   25459Y447      300           3      Y         X
DuPont de Nemours and Company              common stock   263534109   102087        5019      Y         X
Duke Energy Corporation                    common stock   26441C204      666          48      Y         X
Exxon Mobil Corporation                    common stock   30231G102     1156         104      Y         X
General Electric Company                   common stock   369604103   176566        4082      Y         X
Google, Inc. Class A                       common stock   38259P508       46          37      Y         X
H. J. Heinz Company                        common stock   423074103      187          14      Y         X
Honda Motor Company                        common stock   438128308   136765        5233      Y         X
Intel Corporation                          common stock   458140100   250348        5466      Y         X
Ishares Core S&P 500 ETF                   common stock   464287200      175          28      Y         X
Ishares Core S&P Small Cap ETF             common stock   464287804      473          41      Y         X
Ishares S&P Mid-Cap 400 Growth Index Fund  common stock   464287606      179          23      Y         X
Ishares S&P Midcap 400 Value               common stock   464287705      192          19      Y         X
Johnson & Johnson                          common stock   478160104    69421        5660      Y         X
Level 3 Communications                     common stock   52729N308      140           3      Y         X
McDonald's Corporation                     common stock   580135101    61438        6125      Y         X
Merck                                      common stock   58933Y105      976          43      Y         X
Microsoft Corporation                      common stock   594918104   219779        6287      Y         X
Nuveen Insured Muni Opportunity Fund       common stock   670984103     1000          15      Y         X
Nuveen Performance Plus Muni Fund          common stock   67062P108     2970          47      Y         X
Nuveen Quality Income Muni Fund            common stock   670977107      700          11      Y         X
Nuveen Select Quality Muni Fund            common stock   670973106     1100          17      Y         X
Pepsico, Inc.                              common stock   713448108      500          40      Y         X
Pfizer, Inc.                               common stock   717081103   177961        5136      Y         X
Phillips 66                                common stock   718546104      260          18      Y         X
Procter & Gamble                           common stock   742718109    89836        6923      Y         X
SPDR Dow Jones Intl. Real Estate ETF       common stock   78463X863      639          27      Y         X
SPDR Gold Trust                            common stock   78463V107     5575         861      Y         X
Schlumberger Limited                       common stock   806857108      300          22      Y         X
The Bank of New York Mellon Corporation    common stock   064058100   104167        2916      Y         X
Total S.A.                                 common stock   89151E109       32           2      Y         X
Tsakos Energy Navigation Limited           common stock   G9108L108   132265         575      Y         X
U.S. Bancorp                               common stock   902973304   113077        3837      Y         X
Valero Energy Corporation                  common stock   91913Y100    92236        4196      Y         X
Vanguard Intermediate Term B               common stock   921937819      500          44      Y         X
Vanguard MSCI Emerging Markets ETF         common stock   922042858     1051          45      Y         X
Vanguard REIT Viper                        common stock   922908553      361          25      Y         X
Vanguard Short Term Bond ETF               common stock   921937827     1199          97      Y         X
Verizon Communications                     common stock   92343V104   141438        6952      Y         X
Wal-Mart Stores, Inc.                      common stock   931142103    90458        6769      Y         X
Waste Management, Inc.                     common stock   94106L109   156104        6121      Y         X
Zimmer Holdings, Inc.                      common stock   98956P102    60987        4587      Y         X
                                                                                  158976